Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Total current tax	£ 5,494	£ 4,238	£ 4,261
Deferred tax:
In respect of prior years, deferred tax	(2,901)	(1,962)	(2,043)
Total deferred tax	(1)	1	(38)
Income tax credit	5,493	4,239	4,223
Current income tax receivable	9,822	8,481	4,263
Deferred tax	44	46
U.K. [member]
Current tax:
In respect of current year	5,516	4,325	4,239
In respect of prior years	(22)	(86)	19
Deferred tax:
Current income tax receivable	9,818	8,477	4,239
U.S. [member]
Current tax:
In respect of current year		(1)
In respect of prior years			3
Deferred tax:
In respect of current year, deferred tax		1	11
In respect of prior years, deferred tax	(1)		(49)
Current income tax receivable	4	4	24
Deferred tax	£ 44	£ 46	£ 47